SEGMENTS (Tables)	12 Months Ended
Mar. 31, 2022
SEGMENT REPORTING
Disclosure of summary information by segment

	Online	Health
For the Year Ended March 31, 2022	marketplace	devices	Total
Net Revenues	$311,092	$6,000,000	$6,311,092
Cost of goods sold	—	5,394,866	5,394,866
Operating expenses	16,816,016	37,964	16,853,980
(Loss) income from operations	(16,504,925)	567,171	(15,937,754)
Depreciation and amortization	18,390	—	18,390
Total capital expenditures	$—	$—	$—

	Online	Health
For the Year Ended March 31, 2021	marketplace	devices	Total
Revenues	$1,754,935	$—	$1,754,935
Operating expenses	32,659,283	—	32,659,283
Loss from operations	(30,904,348)	—	(30,904,348)
Depreciation and amortization	15,161	—	15,161
Total capital expenditures	$—	$—	$—

	Online	Health
For the Year Ended March 31, 2020	marketplace	devices	Total
Revenues	$6,914,474	$—	$6,914,474
Operating expenses	55,020,164	—	55,020,164
Loss from operations	(48,105,690)	—	(48,105,690)
Depreciation and amortization	120,520	—	120,520
Total capital expenditures	$200,360	$—	$200,360

	March 31,	March 31,
	2022	2021
Online marketplace	$22,942,806	$31,685,496
Health devices	27,736,978	—
Total Assets	$50,679,784	$31,685,496